Property, Plant and Equipment (Including Consolidated VIEs) (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment consists of the following:

	As of December 31,
	2012	2011
In millions
Land	$6.1	$6.5
Software	31.1	31.2
Buildings and improvements	320.5	404.7
Machinery and equipment	1,605.5	1,470.6
Solar energy systems	1,306.5	896.2
	3,269.7	2,809.2
Less accumulated depreciation	(964.1)	(851.8)
	2,305.6	1,957.4
Construction in progress – non solar energy systems	141.4	155.5
Construction in progress – solar energy systems	226.0	280.2
Total property, plant and equipment, net	$2,673.0	$2,393.1